EQUITY (Details) - Warrants Member - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number Of Shares Outstanding, Beginning	23,315	40,442	45,025
Number Of Shares Outstanding, Expired		17,127	4,583
Number Of Shares Outstanding, Ending	23,315	23,315	40,442
Weighted Average Exercie Price, Beginning	$ 67.50	$ 294.29	$ 385.32
Weighted Average Exercise Price, Granted	0	0	0
Weighted Average Exercise Price Exercised	0	0	0
Weighted Average Exercise Price Expired	0
Weighted Average Exercie Price, Ending	$ 67.50	$ 67.50	$ 294.29
Weighted Average Life (years), Beginning	9 months 15 days
Weighted Average Life (years), Ending	6 months 14 days